Investment Securities (Contractual Maturity of Debt Securities) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Debt Securities, Available-for-sale [Line Items]
Available for Sale Securities, Amortized Cost, 1 year or less	$ 2,553
Available for Sale Securities, Amortized Cost, After 1 year through 5 years	14,719
Available for Sale Securities, Amortized Cost, After 5 years through 10 years	6,771
Available for Sale Securities, Amortized Cost, After 10 years	43,747
Securities available for sale debt securities, amortized cost	67,790	$ 63,514
Available-for-sale Securities, Fair value, 1 year or less	2,573
Available-for-sale Securities, Fair value, After 1 year through 5 years	14,881
Available-for-sale Securities, Fair value, After 5 years through 10 years	6,924
Available-for-sale Securities, Fair Value, After 10 years	44,785
Available-for-sale Securities, Fair Value	$ 69,163	63,389
Weighted-average yield, GAAP basis, available for sale securities	2.93%
Debt Securities, Held-to-maturity, Maturity, Allocated and Single Maturity Date, within One Year, Amortized Cost	$ 45
Debt Securities, Held-to-maturity, Maturity, Allocated and Single Maturity Date, after One Through Five Years, Amortized Cost	1,054
Debt Securities, Held-to-maturity, Maturity, Allocated and Single Maturity Date, after Five Through Ten Years, Amortized Cost	1,460
Debt Securities, Held-to-maturity, Allocated and Single Maturity Date, after Ten Years, Amortized Cost	15,102
Held-to-maturity, debt securities	17,661	19,312
Held-to-maturity Securities, Fair Value, 1 year or less	45
Held-to-maturity Securities, Fair Value, After 1 year through 5 years	1,089
Held-to-maturity, Securities, Fair Value, After 5 through 10 years	1,543
Held-to-maturity, Securities, Fair Value, After 10 years	15,367
Debt Securities, Held-to-maturity, Fair Value	$ 18,044	$ 19,019
Weighted-average yield, GAAP basis, held to maturity securities	3.35%
One Year or Less
Debt Securities, Available-for-sale [Line Items]
Weighted-average yield, GAAP basis, available for sale securities	2.94%
Weighted-average yield, GAAP basis, held to maturity securities	3.75%
After One Year Through Five Years
Debt Securities, Available-for-sale [Line Items]
Weighted-average yield, GAAP basis, available for sale securities	2.28%
Weighted-average yield, GAAP basis, held to maturity securities	3.59%
After Five Years Through Ten Years
Debt Securities, Available-for-sale [Line Items]
Weighted-average yield, GAAP basis, available for sale securities	2.66%
Weighted-average yield, GAAP basis, held to maturity securities	3.53%
After Ten Years
Debt Securities, Available-for-sale [Line Items]
Weighted-average yield, GAAP basis, available for sale securities	3.19%
Weighted-average yield, GAAP basis, held to maturity securities	3.32%
US Treasury and Government Agencies Securities
Debt Securities, Available-for-sale [Line Items]
Available for Sale Securities, Amortized Cost, 1 year or less	$ 2,198
Available for Sale Securities, Amortized Cost, After 1 year through 5 years	10,189
Available for Sale Securities, Amortized Cost, After 5 years through 10 years	2,984
Available for Sale Securities, Amortized Cost, After 10 years	779
Securities available for sale debt securities, amortized cost	16,150
Debt Securities, Held-to-maturity, Maturity, Allocated and Single Maturity Date, after One Through Five Years, Amortized Cost	198
Debt Securities, Held-to-maturity, Maturity, Allocated and Single Maturity Date, after Five Through Ten Years, Amortized Cost	300
Debt Securities, Held-to-maturity, Allocated and Single Maturity Date, after Ten Years, Amortized Cost	278
Held-to-maturity, debt securities	776
Residential mortgage-backed Securities | Mortgage-backed Securities Agency
Debt Securities, Available-for-sale [Line Items]
Available for Sale Securities, Amortized Cost, 1 year or less	2
Available for Sale Securities, Amortized Cost, After 1 year through 5 years	65
Available for Sale Securities, Amortized Cost, After 5 years through 10 years	1,194
Available for Sale Securities, Amortized Cost, After 10 years	34,586
Securities available for sale debt securities, amortized cost	35,847
Debt Securities, Held-to-maturity, Maturity, Allocated and Single Maturity Date, after One Through Five Years, Amortized Cost	55
Debt Securities, Held-to-maturity, Maturity, Allocated and Single Maturity Date, after Five Through Ten Years, Amortized Cost	516
Debt Securities, Held-to-maturity, Allocated and Single Maturity Date, after Ten Years, Amortized Cost	13,848
Held-to-maturity, debt securities	14,419
Residential mortgage-backed Securities | Mortgage-backed Securities Non-agency
Debt Securities, Available-for-sale [Line Items]
Available for Sale Securities, Amortized Cost, After 10 years	1,515
Securities available for sale debt securities, amortized cost	1,515
Debt Securities, Held-to-maturity, Allocated and Single Maturity Date, after Ten Years, Amortized Cost	133
Held-to-maturity, debt securities	133
Commercial Mortgage Backed Securities | Mortgage-backed Securities Agency
Debt Securities, Available-for-sale [Line Items]
Available for Sale Securities, Amortized Cost, 1 year or less	8
Available for Sale Securities, Amortized Cost, After 1 year through 5 years	565
Available for Sale Securities, Amortized Cost, After 5 years through 10 years	490
Available for Sale Securities, Amortized Cost, After 10 years	2,031
Securities available for sale debt securities, amortized cost	3,094
Debt Securities, Held-to-maturity, Maturity, Allocated and Single Maturity Date, after One Through Five Years, Amortized Cost	10
Debt Securities, Held-to-maturity, Allocated and Single Maturity Date, after Ten Years, Amortized Cost	49
Held-to-maturity, debt securities	59
Commercial Mortgage Backed Securities | Mortgage-backed Securities Non-agency
Debt Securities, Available-for-sale [Line Items]
Available for Sale Securities, Amortized Cost, After 1 year through 5 years	75
Available for Sale Securities, Amortized Cost, After 5 years through 10 years	350
Available for Sale Securities, Amortized Cost, After 10 years	2,927
Securities available for sale debt securities, amortized cost	3,352
Debt Securities, Held-to-maturity, Allocated and Single Maturity Date, after Ten Years, Amortized Cost	430
Held-to-maturity, debt securities	430
Asset backed
Debt Securities, Available-for-sale [Line Items]
Available for Sale Securities, Amortized Cost, 1 year or less	8
Available for Sale Securities, Amortized Cost, After 1 year through 5 years	2,511
Available for Sale Securities, Amortized Cost, After 5 years through 10 years	1,267
Available for Sale Securities, Amortized Cost, After 10 years	1,258
Securities available for sale debt securities, amortized cost	5,044
Debt Securities, Held-to-maturity, Maturity, Allocated and Single Maturity Date, after One Through Five Years, Amortized Cost	6
Debt Securities, Held-to-maturity, Maturity, Allocated and Single Maturity Date, after Five Through Ten Years, Amortized Cost	19
Debt Securities, Held-to-maturity, Allocated and Single Maturity Date, after Ten Years, Amortized Cost	27
Held-to-maturity, debt securities	52
Other debt
Debt Securities, Available-for-sale [Line Items]
Available for Sale Securities, Amortized Cost, 1 year or less	337
Available for Sale Securities, Amortized Cost, After 1 year through 5 years	1,314
Available for Sale Securities, Amortized Cost, After 5 years through 10 years	486
Available for Sale Securities, Amortized Cost, After 10 years	651
Securities available for sale debt securities, amortized cost	2,788
Debt Securities, Held-to-maturity, Maturity, Allocated and Single Maturity Date, within One Year, Amortized Cost	45
Debt Securities, Held-to-maturity, Maturity, Allocated and Single Maturity Date, after One Through Five Years, Amortized Cost	785
Debt Securities, Held-to-maturity, Maturity, Allocated and Single Maturity Date, after Five Through Ten Years, Amortized Cost	625
Debt Securities, Held-to-maturity, Allocated and Single Maturity Date, after Ten Years, Amortized Cost	337
Held-to-maturity, debt securities	$ 1,792